Long-term debt - Interest and finance costs (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Long-term Debt, by Current and Noncurrent [Abstract]
Interest on financing agreements	$ 81,393	$ 69,977	$ 48,814
Less: Interest capitalized	(1,018)	(1,753)	(2,423)
Reclassification adjustments of interest rate swap loss/(gain) transferred to Interest and finance costs from Other Comprehensive Income (Note 18)	0	(3)	852
Amortization of debt issuance costs	5,590	3,253	2,660
Other bank and finance charges	1,652	2,241	555
Interest and finance costs	$ 87,617	$ 73,715	$ 50,458